SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants exercisable	11,986,287		12,349,912
Exercise price			$ 1.20
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants exercisable	402,239		415,364
Expiry date	Jul. 27, 2025		Jul. 27, 2025
Exercise price	$ 1.20		$ 1.20
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants exercisable	2,763,574		2,842,124
Expiry date	Aug. 28, 2025		Aug. 28, 2025
Exercise price	$ 1.20		$ 1.20
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants exercisable	2,054,097		2,180,722
Expiry date	Sep. 23, 2025		Sep. 23, 2025
Exercise price	$ 1.20		$ 1.20
Exercise Price Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants exercisable	55,373	[1]	55,373	[2]
Expiry date	Sep. 23, 2028		Sep. 23, 2028
Exercise price	$ 1.20		$ 1.20
Exercise Price Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants exercisable	4,697,267		4,811,342
Expiry date	Oct. 18, 2025		Oct. 18, 2025
Exercise price	$ 1.20		$ 1.20
Exercise Price Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants exercisable	1,944,116		1,975,366
Expiry date	Nov. 03, 2025		Nov. 03, 2025
Exercise price	$ 1.20		$ 1.20
Exercise Price Range Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants exercisable	69,621	[1]	69,621	[2]
Expiry date	Nov. 03, 2028		Nov. 03, 2028
Exercise price	$ 1.20		$ 1.20

[1]	Agent warrants
[2]	Agent warrants